Expense Example - Innovator Emerging Markets Power Buffer ETF - October - Innovator Emerging Markets Power Buffer ETF - October	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	$ 1,096